restructuring and other costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
restructuring and other costs
Goods and services purchased	$ 190	$ 159
Employee benefits expense	527	81
Total	717	240
Restructuring Costs
restructuring and other costs
Goods and services purchased	178	118
Employee benefits expense	440	81
Total	618	199
Real estate rationalization-related restructuring impairments of property, plant and equipment	73	9
Other
restructuring and other costs
Goods and services purchased	12	41
Employee benefits expense	87
Total	$ 99	$ 41